LAND USE RIGHTS, NET - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
LAND USE RIGHTS, NET
Amortization of intangible assets	$ 3,806	$ 2,313	$ 1,361
LAND USE RIGHTS
LAND USE RIGHTS, NET
Amortization of intangible assets	4,302	$ 4,211	$ 4,763
Finite lived intangible assets net amortization expense rolling maturity
2027	4,432
2028	4,432
2029	4,432
2030	4,432
2031	4,432
Thereafter	$ 167,619